Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

May 5, 2022

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust

(Filing relates to ClearBridge Variable Aggressive Growth Portfolio, ClearBridge Variable Appreciation Portfolio, ClearBridge Variable Dividend Strategy Portfolio, ClearBridge Variable Large Cap Growth Portfolio, ClearBridge Variable Large Cap Value Portfolio, ClearBridge Variable Mid Cap Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Franklin Multi-Asset Dynamic Multi-Strategy VIT, Franklin Multi-Asset Variable Conservative Growth Fund, Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund, Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Conservative Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio and Franklin Templeton Moderately Conservative Model Portfolio (the “Funds”))

(File Nos. 333-91278 and 811-21128)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 117 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on April 18, 2022 and became effective on May 1, 2022.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz